REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Disaggregated Revenue
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2018	2017(1)	2016(1)
Primary Geographical Regions:
United States	$4,126,639	$3,919,684	$3,813,204
Canada	291,685	269,603	267,220
Mexico	128,329	152,668	140,278
	$4,546,653	$4,341,955	$4,220,702
Major Product Lines:
HVAC equipment	67%	67%	66%
Other HVAC products	29%	28%	29%
Commercial refrigeration products	4%	5%	5%
	100%	100%	100%

(1)	As noted above, prior period amounts have not been adjusted under the modified retrospective method and remain as originally reported for such periods.